CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Unearned compensation [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments [Member]	Retained earnings (accumulated deficit)	Treasury stock [Member]	Total comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2021	$ 435,453	$ 1,389,051	$ 149,906	$ (412)	$ (27,471)	$ (315,448)	$ (9,072)		$ (6,618)	$ 1,615,389
BALANCE, SHARES at Dec. 31, 2021	108,970
Proceeds from an investment in a subsidiary									11,645	11,645
Exercise of options and RSUs	$ 4,697	(4,653)								44
Exercise of options and RSUs, shares	1,071
Employee stock-based compensation			24,215							24,215
Other comprehensive income:
Net profit						264,569		$ 264,569	1,902	266,471
Foreign currency translation adjustments					(18,026)			(18,026)	(9,569)	(27,595)
Unrealized gain (loss) on derivatives and marketable securities				(690)				(690)		(690)
Change in employees plan assets and benefit obligations				(938)				(938)		(938)
Comprehensive income								244,915		244,915
BALANCE at Dec. 31, 2022	$ 440,150	1,384,398	174,121	(2,040)	(45,497)	(50,879)	(9,072)		(2,640)	1,888,541
BALANCE, SHARES at Dec. 31, 2022	110,041
Proceeds from an investment in a subsidiary									1,960	1,960
Exercise of options and RSUs	$ 3,481	(3,481)								0
Exercise of options and RSUs, shares	871
Employee stock-based compensation			28,222							28,222
Other comprehensive income:
Net profit						518,494		518,494	1,036	519,530
Foreign currency translation adjustments					(9,945)			(9,945)	(5,816)	(15,761)
Unrealized gain (loss) on derivatives and marketable securities				4,769				4,769		4,769
Change in employees plan assets and benefit obligations				(222)				(222)		(222)
Comprehensive income								513,096		513,096
BALANCE at Dec. 31, 2023	$ 443,631	1,380,917	202,343	2,507	(55,442)	467,615	(9,072)		(5,460)	2,427,039
BALANCE, SHARES at Dec. 31, 2023	110,912
Exercise of options and RSUs	$ 2,931	(2,931)								0
Exercise of options and RSUs, shares	725
Employee stock-based compensation			34,208							34,208
Other comprehensive income:
Net profit						207,864		207,864	(642)	207,222
Foreign currency translation adjustments					(12,920)			(12,920)	(7,036)	(19,956)
Unrealized gain (loss) on derivatives and marketable securities				1,065				1,065		1,065
Realized gain on marketable securities which was previously presented in other comprehensive income				(9,524)				(9,524)		(9,524)
Change in employees plan assets and benefit obligations				126				126		126
Comprehensive income								$ 186,611		186,611
BALANCE at Dec. 31, 2024	$ 446,562	$ 1,377,986	$ 236,551	$ (5,826)	$ (68,362)	$ 675,479	$ (9,072)		$ (13,138)	$ 2,640,180
BALANCE, SHARES at Dec. 31, 2024	111,637
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2023 at Dec. 31, 2024	111,550